Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2015		2014		2013
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,095,850	2.76	1,310,850	2.70	810,850	3.18
Granted	-	-	-	-	500,000	1.91
Exercised	(72,412)	2.13	(750)	3.99	-	-
Forfeited	(106,250)	2.88	(90,250)	2.07	-	-
Expired	-	-	(124,000)	2.60	-	-
Outstanding on December 31,	917,188	2.79	1,095,850	2.76	1,310,850	2.70
Exercisable on December 31,	724,688	3.03	784,600	3.09	743,347	3.27

Shares purchase options available for grant on December 31	232,428		232,428		83,428

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)
3.99	359,088	1.8	3.99		359,088	3.99
2.38	138,100	4.5	2.38	195,191	138,100	2.38	195,191
1.91	370,000	7.0	1.91	696,860	177,500	1.91	334,304
1.88	50,000	4.5	1.88	95,670	50,000	1.88	95,670
1.88 to 3.99	917,188	4.5	2.79	987,721	724,688	3.03	625,165

Disclosure of sharebased compensation arrangements by sharebased payment award nonvested [Table Text Block]
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2015	311,250	1.32
Granted	-	-
Vested	(103,750)	1.32
Forfeited	(15,000)	1.32
Non-vested at December 31, 2015	192,500	1.32